Stockholders' Equity - Additional Information (Details) - USD ($)	1 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 14, 2018	Jul. 13, 2018
Class of Stock [Line Items]
Common stock, shares authorized				300,000,000	300,000,000	300,000,000	25,000,000	10,000,000
Preferred stock, shares outstanding					0	0
Stock issued during period shares warrants Exercised		73,506
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
May 2020 Offering [Member]
Class of Stock [Line Items]
Common stock, shares authorized			888,888
Proceeds from issuance of common stock			$ 8,700,000
Common stock reserve for issuance			815,382
Expected terms (In Years)			2 years 6 months
Offering fees and other expenses			$ 1,300
Valuation of warrants			$ 3,500,000
Volatility rate			59.86%
Risk-free interest rate			0.34%
Expected dividend yield			0.00%
May 2020 Offering [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Common stock reserve for issuance					62,222
May 2020 Offering [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants issued price per share			$ 11.25
Equity offering description			Each share of common stock was sold in the offering with one warrant to purchase one share of common stock
Warrants expire period			5 years
Common stock, par value			$ 11.25
May 2020 Offering [Member] | Warrant [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants issued price per share			$ 14.0625
Common stock expire period			5 years
May 2020 Offering [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants issued during period			$ 888,888,000
May 2020 Offering [Member] | Warrant [Member] | Maximum [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Placement agent warrants issued			62,222
August 2020 Offering [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,371,429
Warrants issued price per share	$ 8.75
Proceeds from issuance of common stock	$ 10,400,000
Common stock reserve for issuance					1,371,429
Expected terms (In Years)	2 years 6 months
Offering fees and other expenses	$ 1,600,000
Valuation of warrants	$ 4,000,000.0
Volatility rate	59.72%
Risk-free interest rate	0.17%
Expected dividend yield	0.00%
August 2020 Offering [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Common stock reserve for issuance					96,000
August 2020 Offering [Member] | Offering [Member]
Class of Stock [Line Items]
Warrants issued price per share	$ 10.9375
Equity offering description	Each share of common stock was sold in the offering with one warrant to purchase one share of common stock.
August 2020 Offering [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants issued price per share	$ 8.75
Warrants expire period	5 years
Common stock, par value	$ 8.75
August 2020 Offering [Member] | Warrant [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants issued price per share	$ 10.9375
Common stock expire period	5 years
August 2020 Offering [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants issued price per share	$ 1,371,429
August 2020 Offering [Member] | Warrant [Member] | Maximum [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Placement agent warrants issued	96,000